SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q2) - (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") for interim financial statements and the rules and regulations of the SEC. Accordingly, they do not contain all information and footnotes required by GAAP for annual financial statements pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. Such unaudited condensed consolidated financial statements and accompanying notes are the representations of the Company’s management, which is responsible for their integrity and objectivity. These unaudited condensed consolidated financial statements should be read in conjunction with the December 31, 2018 audited consolidated financial statements included in the Company’s Form 10-K filed with the SEC on March 29, 2019.

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which are normal and recurring, necessary to fairly state its financial position, results of operations and cash flows. All significant intercompany balances and transactions are eliminated in consolidation. The December 31, 2018 balance sheet included herein was derived from the audited financial statements but does not include all disclosures or notes required by GAAP for complete financial statements.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and the rules and regulations of the SEC. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

The consolidated financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. In the opinion of the Company’s management, the consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in these consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Use of Estimates
Use of Estimates

The preparation of the condensed consolidated financial statements and the accompanying notes thereto in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results may differ from those estimates.

Fair Value Disclosures
Fair Value Disclosures

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an existing price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy, which is based on three levels of inputs, the first two of which are considered observable and the last unobservable, that may be used to measure fair value, is as follows:

Level 1:	quoted prices in active markets for identical assets or liabilities;

Level 2:
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3:	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value for certain financial instruments is derived using valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in determining the fair value of the Company’s financial instruments. Financial instruments for which actively quoted prices or pricing parameters are available and for which markets contain orderly transactions will generally have a higher degree of price transparency than financial instruments for which markets are inactive or consist of non-orderly trades. The Company evaluates several factors when determining if a market is inactive or when market transactions are not orderly. The following is a summary of the methods and assumptions used by management in estimating the fair value of each class of financial instrument for which it is practicable to estimate the fair value:

Cash and cash equivalents, restricted cash, tenant receivables, due from affiliates, purchase and other deposits, prepaid expenses and other assets, accounts payable, accrued and other liabilities and due to affiliates: These balances approximate their fair values due to the short maturities of these items.

Derivative Instruments:  The Company’s derivative instruments are presented at fair value in the accompanying condensed consolidated balance sheets. The valuation of these instruments is determined using a proprietary model that utilizes observable inputs. As such, the Company classifies these inputs as Level 2 inputs. The proprietary model uses the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and volatility. The fair values of interest rate swaps are estimated using the market standard methodology of netting the discounted fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of interest rates (forward curves) derived from observable market interest rate curves. In addition, credit valuation adjustments, which consider the impact of any credit risks to the contracts, are incorporated in the fair values to account for potential nonperformance risk.

Unsecured Credit Facility:  The fair value of the Company’s Unsecured Credit Facility (as defined in Note 6) approximates its carrying value as the interest rates and other terms are comparable to those available in the market place for a similar credit facility.

Mortgage notes payable:  The fair value of the Company’s mortgage notes payable is estimated using a discounted cash flow analysis based on management’s estimates of current market interest rates for instruments with similar characteristics, including remaining loan term, loan-to-value ratio, type of collateral and other credit enhancements. Additionally, when determining the fair value of liabilities in circumstances in which a quoted price in an active market for an identical liability is not available, the Company measures fair value using (i) a valuation technique that uses the quoted price of the identical liability when traded as an asset or quoted prices for similar liabilities or similar liabilities when traded as assets or (ii) another valuation technique that is consistent with the principles of fair value measurement, such as the income approach or the market approach. The Company classifies these inputs as Level 3 inputs.

Restricted Cash
Restricted Cash

Restricted cash is comprised of funds which are restricted for use as required by certain lenders in conjunction with an acquisition or debt financing and for on-site and tenant improvements. Restricted cash as of June 30, 2019 and December 31, 2018 amounted to $156,046 and $3,503,242, respectively.

Pursuant to lease agreements, the Company had obligations to pay for $156,046 and $3,535,163 in site and tenant improvements to be incurred by tenants as of June 30, 2019 and December 31, 2018, respectively, including a 72.7% share of tenant improvements for the Santa Clara property at both balance sheet dates. At June 30, 2019 and December 31, 2018, the Company's restricted cash held to fund the improvements totaled $99,228 and $3,486,927, respectively. As of June 30, 2019 and December 31, 2018, the Company also held restricted cash to fund an impounded property tax. During the second quarter of 2019, $3,387,699 of restricted cash was released to a tenant to reimburse it for tenant improvement costs under the terms of its lease agreement.

Restricted Cash

Restricted cash is comprised of funds which are restricted for use as required by certain lenders in conjunction with an acquisition or debt financing and for on-site and tenant improvements or property taxes. Restricted cash as of December 31, 2018 and 2017 amounted to $3,503,242 and $944,582, respectively.

Pursuant to lease agreements, the Company has obligations to pay for $3,535,163 and $1,899,485 in site and tenant improvements to be incurred by tenants as of December 31, 2018 and 2017, respectively, including a 72.7% share of the tenant improvements for the Santa Clara property. At December 31, 2018 and 2017, the Company’s restricted cash held to fund these improvements totaled $3,486,927 and $944,582, respectively. As of December 31, 2018, the Company also held restricted cash of $16,315 to fund an impounded property tax.

Other Comprehensive Loss	Other Comprehensive Loss For all periods presented, other comprehensive loss is the same as net loss.
Reclassifications
Reclassifications

Certain prior period revenue account balances in the statement of operations have been reclassified to conform with the current year presentation. The reclassifications had no impact on net loss.

Reclassifications

Certain reclassifications have been made to the 2017 consolidated financial statements to conform with the 2018 consolidated financial statements presentation. The reclassifications had no impact on the Company's prior year results of operations.

Per Share Data
Per Share Data

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted loss per share of common stock equals basic loss per share of common stock as there were no potentially dilutive securities outstanding during the three and six months ended June 30, 2019 and 2018.

For the three and six months ended June 30, 2019 and 2018, the Company has presented net loss per share amounts on the accompanying condensed consolidated statements of operations for Class C and S share classes as a combined common share class. Application of the two-class method for allocating income (loss) in accordance with the provisions of Accounting Standards Codification ("ASC") 260, Earnings per Share, would have resulted in a net loss per share of $(0.06) and $(0.02) for Class C shares for the three months ended June 30, 2019 and 2018, respectively, and $(0.10) and $(0.07) for Class S shares for the three months ended June 30, 2019 and 2018, respectively. The two-class method would have resulted in a net loss per share of $(0.13) and $(0.02) for Class C shares for the six months ended June 30, 2019 and 2018, respectively, and $(0.18) and $(0.11) for Class S shares for the six months ended June 30, 2019 and 2018, respectively.

The differences in net loss per share if allocated under this method primarily reflect the lower effective dividends per share for Class S shareholders as a result of the payment of the deferred commission to the Class S distributor of these shares, and also reflect the impact of the timing of the declaration of the dividends relative to the time the shares were outstanding.

Per Share Data

Basic earnings per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per share of common stock equals basic earnings per share of common stock as there were no potentially dilutive securities outstanding for the years ended December 31, 2018 and 2017.

We have presented net loss per share amounts on the accompanying statements of operations for Class C and S share classes as a combined common share class. Application of the two-class method for the allocating net loss in accordance with the provisions of ASC 260, Earnings per Share, would have resulted in a net loss of $0.16 and $0.15 per share for Class C shares for the years ended December 31, 2018 and 2017, respectively, and a net loss of $0.32 and $0.46 per share for Class S shares for the years ended December 31, 2018 and 2017, respectively. The differences in loss per share if allocated under this method primarily reflects the lower effective dividends per share for Class S shareholders as a result of the payment of the deferred commission to the Class S distributor of these shares, and also reflects the impact of the timing of the declaration of the dividends relative to the time the shares were outstanding.

Distributions declared per share of Class C common stock were $0.7035 and $0.7000 for the years ended December 31, 2018 and 2017, respectively. Distributions declared per share of Class S common stock were $0.7035 for the year ended December 31, 2018 and $0.1750 for the three month period ended December 31, 2017, which was the first period in which distributions were declared. The distribution paid per share of Class S common stock is net of the deferred selling commission.

Distributions
Distributions

The Company’s board of directors may declare distributions in advance of the periods to which they relate. Because such distributions relate to operations and cash available for distributions to be produced in future periods, these distributions will not be included in distributions that are recorded in the current period being reported.

The following are the Company’s updated significant accounting policies that have been affected by the adoption of Topic 842 as discussed below in New Accounting Standards Issued and Adopted:

Distributions

The Company intends, although is not legally obligated, to continue to make regular monthly distributions to holders of its shares at least at the level required to maintain REIT status unless the results of operations, general financial condition, general economic conditions or other factors inhibits the Company from doing so. Distributions are authorized at the discretion of the Company’s board of directors, which is directed, in substantial part, by its obligation to cause the Company to comply with the REIT requirements of the Internal Revenue Code. To the extent declared by the board of directors, distributions are payable on the 25th day of the following month declared. Should the 25th day fall on a weekend, distributions are payable on the first business day thereafter. Prior to January 19, 2018, to the extent distributions were declared by the board of directors, they were payable on the 10th day of the following month declared or on the first business day thereafter.

The following presents the federal income tax characterization of the distributions paid:

	Years Ended December 31
	2018	2017
Ordinary income	$0.0352	$0.1110
Non-taxable distribution	0.6683	0.5890
Total	$0.7035	$0.7000

Distribution Reinvestment Plan

The Company has adopted the DRP through which common stockholders may elect to reinvest any amount up to the distributions declared on their shares in additional shares of the Company’s common stock in lieu of receiving cash distributions. Participants in the DRP acquire common stock at a price per share equal to the price to acquire a share of common stock in the Offering. The initial price of the Registered DRP Offering was $10.00 per share used through January 18, 2018.This price is expected to adjust during the course of the Registered DRP Offering on an annual basis to equal the NAV per share. Effective January 19, 2018, the Registered DRP Offering price was revised based on the estimated NAV to $10.05 per share and effective January 14, 2019, the Registered DRP Offering price was revised based on the estimated NAV to $10.16 (unaudited).

Recent Accounting Pronouncements
Recent Accounting Pronouncements

New Accounting Standards Issued and Adopted

Effective January 1, 2019, the Company adopted Financial Accounting Standards Board ("FASB") ASU No. 2016-02 "Leases (Topic 842)" and the related FASB ASU Nos. 2018-10, 2018-11, 2018-20 and 2019-01, which provide practical expedients, technical corrections and improvements for certain aspects of ASU 2016-02, on a modified retrospective basis (collectively "Topic 842"). Topic 842 establishes a single comprehensive model for entities to use in accounting for leases and supersedes the existing leasing guidance. Topic 842 applies to all entities that enter into leases. Lessees are required to report assets and liabilities that arise from leases. Lessor accounting has largely remained unchanged; however, certain refinements were made to conform with revenue recognition guidance, specifically related to the allocation and recognition of contract consideration earned from lease and non-lease revenue components. The Company currently does not have any exposure to Topic 842 from the perspective of a lessee as the operating lease is borne by the Sponsor. The Company's exposure to Topic 842 is primarily as a lessor. The Company has elected to apply the applicable practical expedients provided by Topic 842.

Lessor Accounting

As a lessor, the Company’s leases with tenants generally provide for the lease of real estate properties, as well as common area maintenance, property taxes and other recoverable costs. Under Topic 842, the lease of space is considered a lease component while the common area maintenance, property taxes and other recoverable costs billings are considered nonlease components, which fall under revenue recognition guidance in Topic 606. However, upon adopting the guidance in Topic 842, the Company determined that its tenant leases met the criteria to apply the practical expedient provided by ASU 2018-11 to recognize the lease and non-lease components together as one single component. This conclusion was based on the consideration that 1) the timing and pattern of transfer of the nonlease components and associated lease component are the same, and 2) the lease component, if accounted for separately, would be classified as an operating lease. As the lease of properties is the predominant component of the Company’s leasing arrangements, the Company accounted for all lease and nonlease components as one-single component under Topic 842. As a result, the adoption of Topic 842 did not have any impact on the Company’s timing or pattern of recognition of rental revenues as compared to previous guidance. To reflect recognition as one lease component, rental income and tenant reimbursements and other lease related property income that meet the requirements of the practical expedient provided by ASU 2018-11 have been combined under rental income subsequent to the adoption of Topic 842 for the three and six months ended June 30, 2019 in the Company’s consolidated statements of operations. The Company also made a conforming reclassification for the prior year’s tenant reimbursements. For the three month periods ended June 30, 2019 and 2018, tenant reimbursements included in rental income amounted to $1,098,603 and $732,934, respectively, and for the six month periods ended June 30, 2019 and 2018, tenant reimbursements included in rental income amounted to $2,186,463 and $1,261,519, respectively.

Prior to the adoption of Topic 842, lessor costs for certain services directly reimbursed by tenants have already been presented by the Company on a gross basis in revenues and expenses.

Leasing Costs

Upon adoption of Topic 842, the Company elected to apply the package of practical expedients provided and did not reassess the following as of January 1, 2019: 1) whether any expired or existing contracts are leases or contain leases; 2) the lease classification for any expired or existing leases; and 3) initial direct costs for any existing leases. Under Topic 842, initial direct costs for both lessees and lessors would include only those costs that are incremental to the arrangement and would not have been incurred if the lease had not been obtained. As a result, beginning January 1, 2019, the Company will no longer capitalize internal leasing costs and third-party legal leasing costs and will instead expense these costs as incurred. These expenses will be included in legal leasing costs under general and administrative expenses in our consolidated statements of operations. During the three months ended March 31, 2019, the Company did not incur any indirect leasing costs which would have been capitalized prior to the adoption of Topic 842. The election of the package of practical expedients described above permits us to continue to account for our leases that commenced before January 1, 2019 under the previously existing lease accounting guidance for the remainder of their lease terms, and to apply the new lease accounting guidance to leases commencing or modified after January 1, 2019.

Allowances for Tenant and Deferred Rent Receivables

Upon the adoption of Topic 842 on January 1, 2019, the Company’s determination of the adequacy of its allowances for tenant receivables includes a binary assessment of whether or not the amounts due under a tenant’s lease agreement are probable of collection. For such amounts that are deemed probable of collection, revenue continues to be recorded on a straight-line basis over the lease term. For such amounts that are deemed not probable of collection, revenue is recorded as the lesser of (i) the amount which would be recognized on a straight-line basis or (ii) cash that has been received from the tenant, with any tenant and deferred rent receivable balances charged as a direct write-off against rental income in the period of the change in the collectability determination. In addition, for tenant and deferred rent receivables deemed probable of collection the Company also may record an allowance under other authoritative GAAP depending upon the Company’s evaluation of the individual receivables, specific credit enhancements, current economic conditions, and other relevant factors. Such allowances are recorded as increases or decreases through rental income in the Company’s consolidated statements of operations.

New Accounting Standards Recently Issued and Not Yet Adopted

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework -Changes to the Disclosure Requirements for Fair Value Measurement ("ASU No. 2018-13"). ASU No. 2018-13 removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation processes for Level 3 fair value measurements. It also adds a requirement to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and to disclose the range and weighted average of significant unobservable inputs used to develop recurring and nonrecurring Level 3 fair value measurements. For certain unobservable inputs, entities may disclose other quantitative information in lieu of the weighted average if the other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop the Level 3 fair value measurement. In addition, public entities are required to provide information about the measurement uncertainty of recurring Level 3 fair value measurements from the use of significant unobservable inputs if those inputs reasonably could have been different at the reporting date. ASU 2016-02 is effective for the Company beginning January 1, 2020. Entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company is still evaluating the impact of adopting ASU No. 2018-13 on its consolidated financial statements.

Recent Accounting Pronouncements

New Accounting Standards Issued and Adopted

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”), which amends the guidance used in evaluating whether a set of acquired assets and activities represents a business. The guidance required an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset of a group of similar identifiable assets; if so, the set of transferred assets and activities is not considered a business. Application of ASU 2017-01 is expected to result in more acquisitions of real estate to be accounted for as asset acquisitions as opposed to business combinations. As a result, acquisition fees and expenses will be capitalized to the cost basis of the property acquired, and the tangible and intangible components acquired will be reported based on their relative fair values as of the acquisition date. The standard is effective for all public business entities for annual periods beginning after December 15, 2017, including interim periods within those fiscal years, with early adoption permitted for periods for which financial statements have not yet been issued. The Company elected to early adopt the provisions of ASU 2017-01 as of October 1, 2016. As a result of the adoption of ASU 2017-01, the Company’s real estate acquisitions during the three months ended December 31, 2016 and year ended December 31, 2017 were determined to be asset acquisitions, and acquisition fees and expenses related to these acquisitions were capitalized.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09, as amended, requires an entity to use a five-step model to determine when to recognize revenue from customer contracts in an effort to increase consistency and comparability throughout global capital markets and across industries. ASU 2014-09 supersedes the revenue requirements in Revenue Recognition (Topic 605) and most industry specific guidance throughout the Industry Topics of the Codification. This ASU requires an entity to recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and also to provide certain additional disclosures. The Company evaluated each of its revenue streams and their related accounting policies under ASU 2014-09. Rental income and tenant reimbursements earned from leasing the Company’s real estate properties are excluded from ASU 2014-09 and will be assessed with the adoption of the lease ASU as discussed below. The Company adopted ASU 2014-09 beginning January 1, 2018. The adoption of ASU 2014-09 did not have a material impact on the Company’s consolidated financial position or consolidated results of operations. However, future real estate sales contracts will qualify as sales to noncustomers. The Company will assess and implement any future recognition of gains or losses on sales of properties according to the provisions of ASU 2014-09.

New Accounting Standards Issued and Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). The amendments in ASU 2016-02 change the existing accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting. Under ASU 2016-02, the accounting applied by a lessor is largely unchanged from that applied under Topic 840 leases. The large majority of operating leases shall remain classified as operating leases and lessors should continue to recognize rental income for those leases on a straight-line basis over the lease term. ASU 2016-02 may impact the timing, recognition, presentation and disclosures related to the Company’s tenant reimbursements earned from leasing its real estate properties, although the Company does not expect a significant impact. ASU 2016-02 is effective for the Company beginning January 1, 2019. The Company expects to adopt the practical expedients available for implementation under ASU 2016-02. By adopting the practical expedients, the Company will not be required to reassess (i) whether an expired or existing contract meets the definition of a lease and (ii) the lease classification at the adoption date for expired or existing leases. ASU 2016-02 will also require new disclosures within the notes to its consolidated financial statements. The Company does not expect the adoption of ASU 2016-02 will have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842), Targeted Improvements (“ASU No. 2018-11”). ASU 2018-11 provide lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component and, instead to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue recognition standard (Topic 606) and if certain conditions are met. Upon adoption of the lease accounting standard under Topic 842, the Company expects to adopt this practical expedient, specifically related to its tenant reimbursements which would otherwise be accounted for under the new revenue recognition standard. The Company believes the two conditions have been met for tenant reimbursements as 1) the timing and pattern of transfer of the nonlease components and associated lease components are the same and 2) the lease component would be classified as an operating lease. In addition, ASU No. 2018-11 provides an additional optional transition method to allow entities to apply the new lease accounting standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings. An entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new lease accounting standard will continue to be reported under the current lease accounting standards of Topic 840. The Company expects to adopt this transition method upon adoption of the lease accounting standard of Topic 842 on January 1, 2019.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework -Changes to the Disclosure Requirements for Fair Value Measurement (“ASU No. 2018-13”). ASU No. 2018-13 removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation processes for Level 3 fair value measurements. It also adds a requirement to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and to disclose the range and weighted average of significant unobservable inputs used to develop recurring and nonrecurring Level 3 fair value measurements. For certain unobservable inputs, entities may disclose other quantitative information in lieu of the weighted average if the other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop the Level 3 fair value measurement. In addition, public entities are required to provide information about the measurement uncertainty of recurring Level 3 fair value measurements from the use of significant unobservable inputs if those inputs reasonably could have been different at the reporting date. ASU 2016-02 is effective for the Company beginning January 1, 2020. Entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company is still evaluating the impact of adopting ASU No. 2018-13 on its consolidated financial statements.

In December 2018, the FASB issued ASU No. 2018- 20, Leases (Topic 842), Narrow-Scope Improvements for Lessors (“ASU No.2018-13”). ASU No. 2018-20 provides clarification for lessors when applying Topic 842. The areas of clarification include sales taxes and other similar taxes collected from lessees, treatment of certain lessor costs and recognition of variable payments for contracts with lease and nonlease components. The amendments in ASU No. 2018-20 affect the amendments in ASU No. 2016-02, which are not yet effective but can be early adopted. The effective date and transition requirements of ASU No. 2018-20 is January 1, 2019 for the Company. All entities are required to apply the amendments in ASU No. 2018-20 to all new and existing leases. Consistent with the adoption of ASU No. 2016-02, the Company does not expect the adoption of ASU No. 2018-20 will have a material impact on the Company’s consolidated financial position, results of operations or cash flows.